Stockholders' Equity (Details Textual)	0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 13, 2012	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) Subscribers	Mar. 31, 2014 USD ($)	Dec. 31, 2013 Wuchang Erhexiang Pingfangdian Forestry Centre USD ($)	Dec. 31, 2013 Wuchang Erhexiang Pingfangdian Forestry Centre CNY	Dec. 31, 2013 Yew tree forests and underlying land [Member] acre	Dec. 31, 2013 December 31, 2013 [Member] Wuchang Erhexiang Pingfangdian Forestry Centre USD ($)	Dec. 31, 2013 December 31, 2013 [Member] Wuchang Erhexiang Pingfangdian Forestry Centre CNY	Dec. 31, 2013 May 31, 2015 [Member] Wuchang Erhexiang Pingfangdian Forestry Centre USD ($)	Dec. 31, 2013 May 31, 2015 [Member] Wuchang Erhexiang Pingfangdian Forestry Centre CNY
Stockholders' Equity (Textual)
Refundable common stock subscription					$ 950,000
Refundable common stock subscription shares					9,500,000
Number of subscribers for rescission offering					62
Common stock issuance subject to rescission offering					9,500,000
Each Founder's option exercisable period	5 years
Each Founder's option exercisable per share		$ 0.22		$ 0.22		$ 0.22
Share-based Compensation				2,246,907
Closing stock price				$ 0.10		$ 0.65
Expected dividend yield				0.00%
Risk-free interest rate				0.70%
Volatility rate				229.74%
Expected term				5 years
Weighted-average grant-date fair value of options granted to officers/directors				$ 0.10
Unrecognized compensation costs related to non-vested share-based compensation
Area of land use rights (Metric"Mu")									2,565
Payments to acquire land		2,900,000	17,800,000				7,700,000	47,200,000		3,500,000	21,200,000	4,300,000	26,000,000
Term of contract							38 years	38 years
Distribution to owners in connectin with purchase of yew forest assets from entity under common control		(2,338,212)
Contract, Date							Nov. 07, 2051	Nov. 07, 2051
Aggregate intrinsic value						9,806,370
Amount due to ZTC		$ 4,800,000